Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 04, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock issued during period shares share based compensation			15,111,193		7,336,803
Options vested			10 years		10 years
Stock based compensation			$ 203	$ 82	$ 615	$ 961
Weighted average exercise price, granted			$ 1.04	$ 0.42	$ 1.17	$ 0.42
Share based payment arrangement expense			$ 4,672	$ 308	$ 1,087	$ 411
Cost not yet recognized, period for recognition			3 years 4 months 13 days	11 months 8 days	3 years 6 months 14 days	1 year 7 months 2 days
Stock issued during the period, shares services	161,963	229,650
Fair value adjustments		$ 533
Common Stock [Member]
Stock issued during period shares share based compensation			208,135		208,135
Stock issued during the period, shares services			161,963		229,650